Operating Cash Flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows
Depreciation and amortization	€ 18,682	€ 12,448	€ 5,081
Impairment loss			1,083
Share-based compensation expenses	79,959	38,297	26,757
Decrease (-)/increase in retirement benefit obligations and provisions	(260)	(156)	99
Unrealized exchange losses/gains (-) and non-cash other financial expenses	105,055	11,169	(10,063)
Discounting effect of deferred income	16,278	6,900
Fair value re-measurement of share subscription agreement and warrants	(3,034)	181,644
Net fair value adjustment current financial investments	15,900	3,081
Fair value adjustment financial assets held at fair value through profit or loss	(2,396)	(5,355)	(1,203)
Other non-cash expenses	539
Total adjustment for non-cash transactions	230,723	248,027	21,753
Interest expense	9,424	1,302	780
Interest income	(7,476)	(9,247)	(5,219)
Tax expense	2,119	214	50
Total adjustment for items to disclose separately under operating cash flow	4,067	(7,731)	(4,389)
Gain (-)/loss on sale of fixed assets	82	(2)	(668)
Interest income on current financial investments	(2,554)	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	(2,472)	(5,061)	(668)
Decrease in inventories	(100)	20	3
Increase in receivables	(177,155)	(67,263)	(76)
Increase in liabilities	31,163	79,940	19,996
Total change in working capital other than deferred income	€ 146,092	€ (12,698)	€ (19,922)